SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	June 30, 2019 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	MUNICIPAL BONDS — 97.9%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2019 - 12/1/2024	$ 3,975,000	$ 4,434,648
	Alameda County Joint Powers Authority (Juvenile Justice), 5.00% due 12/1/2021	500,000	545,815
	Alameda County Joint Powers Authority (Public Facilities Capital Projects), 5.00% due 12/1/2021	1,000,000	1,091,630
	Anaheim Public Financing Authority (Public Improvements; Insured: AGM), Series C, Zero Coupon due 9/1/2022	3,000,000	2,848,710
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge), Series A, 2.95% due 4/1/2047 (put 4/1/2026)	4,775,000	5,134,748
	Bonita (Educational Facilities) USD GO, 5.00% due 8/1/2024	1,000,000	1,113,300
	Brentwood Infrastructure Financing Authority (Residential Single Family Development; Insured: AGM), Series A, 5.00% due 9/2/2020 - 9/2/2023	6,225,000	6,897,175
	California (Cedars-Sinai Medical Center) HFFA, Series A, 5.00% due 8/15/2019	1,450,000	1,456,742
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2020 - 11/15/2023	3,025,000	3,275,771
	California (Dignity Health) HFFA, Series A, 5.25% due 3/1/2022	1,000,000	1,059,950
	California (Kaiser Permanente) HFFA, Series A-1, 5.00% due 11/1/2027	3,000,000	3,857,220
	California (St. Joseph Health System) HFFA,
	Series A, 5.00% due 7/1/2024	1,000,000	1,150,100
[a]	Series D, 5.00% due 7/1/2043 (put 10/15/2020)	5,000,000	5,239,050
	California Educational Facilities Authority (Chapman University), 5.00% due 4/1/2022	2,000,000	2,128,680
	California Educational Facilities Authority (Loyola Marymount University; Insured: Natl-Re), Series A, Zero Coupon due 10/1/2019	2,025,000	2,018,257
	California Educational Facilities Authority (Pitzer College) ETM, 5.00% due 4/1/2020	1,445,000	1,486,573
[b]	California Health Facilities Financing Authority (Adventist Health System/West Obligated Group; LOC U.S. Bank N.A.), 1.49% due 9/1/2028 (put 7/1/2019)	1,800,000	1,800,000
	California Infrastructure and Economic Development Bank (California Academy of Sciences),
[c]	Series C, 2.061% (LIBOR 1 Month + 0.38%) due 8/1/2047 (put 8/1/2021)	4,985,000	4,984,950
[c]	Series D, 2.063% (LIBOR 1 Month + 0.38%) due 8/1/2047 (put 8/1/2021)	6,000,000	5,999,940
[c]	California Infrastructure and Economic Development Bank (J Paul Getty Trust), Series B, 1.908% (LIBOR 1 Month + 0.20%) due 10/1/2047 (put 4/1/2021)	1,000,000	998,410
	California Infrastructure and Economic Development Bank (King City High School), 5.25% due 8/15/2020	515,000	528,282
[c,d]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 2.332% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	6,250,000	6,270,375
	California Infrastructure and Economic Development Bank (The Scripps Research Institute), 5.00% due 7/1/2019 - 7/1/2027	1,250,000	1,435,061
	California Municipal Finance Authority (Biola University Residential Hall and Parking Structure), 5.00% due 10/1/2021 - 10/1/2023	435,000	482,144
	California Municipal Finance Authority (Biola University),
	4.00% due 10/1/2019	405,000	407,782
	5.00% due 10/1/2020 - 10/1/2027	2,855,000	3,255,989
	California Municipal Finance Authority (CHF-DAVIS I, LLC-WEST VILLAGE; Insured BAM-TCRS), 5.00% due 5/15/2028	2,905,000	3,618,846
[a,e]	California Municipal Finance Authority, Series A, 2.00% due 2/1/2039 (put 2/3/2020)	3,000,000	3,010,290
[a]	California Pollution Control Financing Authority AMT, 2.50% due 7/1/2031 (put 5/1/2024)	1,125,000	1,155,667
[b]	California Public Finance Authority (Sharp Healthcare Obligated Group; LOC Barclays Bank plc), Series C, 1.49% due 8/1/2052 (put 7/1/2019)	560,000	560,000
	California State Housing Finance Agency (Multi-Family Housing; Insured: FHA), Series A, 3.05% due 12/1/2019	735,000	735,544
	California State Public Works Board (California School for the Deaf Riverside Campus), Series H, 5.00% due 4/1/2022	565,000	622,449
	California State Public Works Board (Correctional and Rehabilitation Facilities),
	Series A, 5.00% due 9/1/2022 - 9/1/2024	13,780,000	15,693,140
	Series G, 5.00% due 11/1/2022	1,500,000	1,683,570
	California State Public Works Board (Judicial Council Projects),
	Series A, 5.00% due 3/1/2023 - 3/1/2024	2,400,000	2,719,076
	Series D, 5.00% due 12/1/2021 - 12/1/2022	4,300,000	4,687,353
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2023 - 11/1/2024	7,000,000	8,087,340
	California State Public Works Board (University of California; Insured: Natl-Re) ETM, Series A, 5.00% due 6/1/2020	1,185,000	1,227,233
	California State Public Works Board (Various State Participating Agency Capital Projects), Series A1, 5.125% due 3/1/2021 (pre-refunded 3/1/2020)	1,635,000	1,678,720
	California State Public Works Board (Yuba City Courthouse), Series D, 5.00% due 6/1/2022	1,950,000	2,159,995
	California Statewide Communities Development Authority (CHF-Irvine, LLC), Series A, 5.00% due 5/15/2027	500,000	612,535
	California Statewide Communities Development Authority (Cottage Health System),
	4.00% due 11/1/2021	150,000	158,912
	5.00% due 11/1/2020 - 11/1/2025	710,000	809,744
	California Statewide Communities Development Authority (Irvine East Campus Apartments), 5.00% due 5/15/2021 - 5/15/2027	2,760,000	3,140,157
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2020 - 1/1/2024	1,460,000	1,580,222
[a]	California Statewide Communities Development Authority (Southern California Edison Company), 2.625% due 11/1/2033 (put 12/1/2023)	4,195,000	4,243,075
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Series B, Zero Coupon due 8/1/2025	4,015,000	3,151,775
	Carson Redevelopment Agency (Project Area 1) ETM, Series A, 6.00% due 10/1/2019	540,000	546,431
	CDC Successor Agency of the City of Santee (Redevelopment and Low and Moderate Income Housing; Insured: BAM), Series A, 5.00% due 8/1/2025	550,000	663,668
	Central Valley Financing Authority (Carson Ice), 5.25% due 7/1/2020	500,000	520,625
	Chabot-Las Positas Community College District (Educational Facilities) GO, 4.00% due 8/1/2019	360,000	360,850
	City and County of San Francisco (525 Golden Gate Avenue-Public Utilities Commission Office Project) COP, Series C, 5.00% due 11/1/2022	700,000	709,065
	City of Antioch Public Financing Authority (Municipal Facilities Project), 5.00% due 5/1/2022 - 5/1/2024	1,400,000	1,614,162
	City of Burbank (Burbank Water and Power System), Series A, 5.00% due 6/1/2020	625,000	647,387
	City of Chula Vista (Capital Facilities Project) COP ETM, 5.25% due 3/1/2020	1,300,000	1,335,386

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2019 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	City of Chula Vista (Police Facility Project) COP, 5.00% due 10/1/2024	$ 1,700,000	$ 2,028,797
	City of Chula Vista Financing Authority (Infrastructure, Facilities and Equipment), 5.00% due 5/1/2026 - 5/1/2027	3,500,000	4,353,490
	City of Clovis (Water System Facilities; Insured: BAM), 5.00% due 3/1/2021 - 3/1/2023	2,270,000	2,503,608
	City of Manteca (Water Supply System), 5.00% due 7/1/2019 - 7/1/2023	2,050,000	2,191,722
	City of San Jose Financing Authority (Civic Center Project),
	Series A,
	4.00% due 6/1/2021	1,000,000	1,055,740
	5.00% due 6/1/2020 - 6/1/2024	3,095,000	3,455,431
	City of Torrance (Torrance Memorial Medical Center), Series A, 5.00% due 9/1/2020	1,155,000	1,203,221
[c]	Contra Costa Transportation Authority Series A, 1.958% (LIBOR 1 Month + 0.25%) due 3/1/2034 (put 9/1/2021)	7,500,000	7,502,100
	County of El Dorado Community Facilities District (El Dorado Hills Development), 5.00% due 9/1/2019	1,700,000	1,710,710
	County of Los Angeles Redevelopment Refunding Authority (Bunker Hill Project), Series C, 5.00% due 6/1/2020 - 6/1/2024	6,000,000	6,569,265
	County of Monterey (Natividad Medical Center; Insured: AGM) COP, 5.25% due 8/1/2021	3,700,000	3,785,322
	Delano Financing Authority (Police Station and Capital Improvements), Series A, 5.00% due 12/1/2019	1,195,000	1,213,929
	Desert Sands (Educational Facilities; Insured: BAM) USD COP, 5.00% due 3/1/2020 - 3/1/2021	1,780,000	1,868,403
	Downey Public Financing Authority (Public Capital Improvements), 5.00% due 12/1/2025 - 12/1/2027	1,445,000	1,809,873
[b]	East Bay Municipal Utility District Water System Revenue Series A-2 1.56% due 6/1/2038 (put 7/5/2019)	550,000	550,000
	Elk Grove Finance Authority (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1),
	4.00% due 9/1/2020	575,000	593,544
	5.00% due 9/1/2021 - 9/1/2025	1,200,000	1,386,877
	Emeryville Redevelopment Agency (Emeryville and Shellmound Park Projects; Insured: AGM), Series A, 5.00% due 9/1/2022 - 9/1/2024	9,095,000	10,499,996
	Fresno County (Educational Facilities; Insured: Natl-Re) USD GO,
	Series B, 5.00% due 2/1/2020	2,510,000	2,564,542
	Series C, 5.90% due 8/1/2019 - 8/1/2020	1,395,000	1,433,489
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2023 - 11/15/2025	5,425,000	6,148,474
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2027 - 10/1/2028	3,810,000	4,480,082
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2021	1,275,000	1,369,439
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2021 - 7/1/2027	2,735,000	3,086,939
	Hacienda La Puente (Educational Facilities; Insured: AGM) USD COP, 5.00% due 6/1/2020 - 6/1/2025	3,495,000	3,991,668
[b]	Irvine Community Facilities (District No 09-1; LOC U.S. Bank N.A.) USD, 1.50% due 9/1/2054 (put 7/1/2019)	1,620,000	1,620,000
[b]	Irvine Ranch Water District (LOC U.S. Bank N.A.), Series A, 1.50% due 10/1/2041 (put 7/1/2019)	1,935,000	1,935,000
	Jurupa Public Financing Authority (Community Services District-Eastvale Area; Insured: AGM), Series A, 4.50% due 9/1/2019 - 9/1/2020	1,850,000	1,891,165
	La Quinta Redevelopment Agency (Redevelopment Project Areas No. 1 and 2), Series A, 5.00% due 9/1/2021 - 9/1/2023	4,500,000	5,058,460
[b]	Livermore California Certificates Participation (LOC U.S. Bank N.A.), 1.49% due 10/1/2041 (put 7/1/2019)	1,010,000	1,010,000
	Lodi Public Financing Authority (City Police Building and Jail), 5.00% due 10/1/2020 - 10/1/2023	4,145,000	4,473,586
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series B, 5.00% due 7/1/2023	3,000,000	3,422,520
	Series D, 5.00% due 7/1/2022 - 7/1/2024	5,750,000	6,559,045
	Los Angeles Community College District (Facilities Projects) GO, Series J, 5.00% due 8/1/2026	1,000,000	1,253,410
[f]	Los Angeles County 5.00% due 6/30/2020	5,000,000	5,189,800
	Los Angeles County Schools Regionalized Business Services Corp. (Insured: AMBAC) COP, Series A, Zero Coupon due 8/1/2021	2,135,000	2,060,403
	Los Angeles Department of Airports AMT,
	Series A, 5.00% due 5/15/2029	4,000,000	4,791,160
	Series B, 5.00% due 5/15/2025 - 5/15/2026	10,220,000	12,339,442
	Los Angeles Department of Water and Power (Power System Capital Improvements), Series A, 5.00% due 7/1/2025 - 7/1/2026	800,000	979,369
	Los Angeles Department of Water, Series A, 5.00% due 7/1/2027	1,565,000	2,004,358
	Lynwood (Insured: AGM) USD GO, 5.00% due 8/1/2023	1,000,000	1,145,300
	Manteca Community Facilities District No. 1989-2 (Educational Facilities; Insured: AGM) USD,
	Series F,
	4.00% due 9/1/2019	870,000	874,019
	5.00% due 9/1/2020 - 9/1/2023	2,675,000	2,872,698
	Mark West Union School District (Educational Facilities; Insured: Natl-Re) GO, 4.125% due 8/1/2020	1,275,000	1,277,920
	Milpitas Redevelopment Agency (Redevelopment Project Area No. 1), 5.00% due 9/1/2025	2,300,000	2,809,910
	Modesto Irrigation District (San Joaquin Valley Electric System), Series A, 5.00% due 7/1/2022	1,000,000	1,114,450
	Moreno Valley Public Financing Authority (Public Improvements), 5.00% due 11/1/2024	1,455,000	1,723,026
	Murrieta Valley Public Financing Authority (Educational Facilities; Insured: BAM) USD GO, 5.00% due 9/1/2023	1,080,000	1,243,242
	North City West School Facilities Financing Authority (Carmel Valley; Insured: AGM), Series A, 5.00% due 9/1/2021 - 9/1/2022	4,415,000	4,849,238
[a]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	5,000,000	5,461,950
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2022 - 8/1/2025	2,745,000	3,184,240
	Palomar Pomerado Health (Insured: AGM) GO, Series A, Zero Coupon due 8/1/2019	2,000,000	1,997,740
	Palomar Pomerado Health (Insured: Natl-Re) GO, Series A, Zero Coupon due 8/1/2021	2,850,000	2,750,991
	Pasadena (2019 Crossover) USD GO, Series B, 5.00% due 8/1/2025	1,000,000	1,221,000
	Pasadena (Educational Facilities Improvements) USD GO, 5.00% due 8/1/2024 - 8/1/2025	615,000	742,915
	Pittsburg Successor Agency Redevelopment Agency Series A, 5.00% due 9/1/2021	1,000,000	1,076,500
	Pomona (Educational Facilities Improvements; Insured: Natl-Re) USD GO, Series A, 6.10% due 2/1/2020	465,000	477,862

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2019 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	Pomona Public Financing Authority (Facilities Improvements), Series BC, 3.00% due 6/1/2020	$ 250,000	$ 254,190
	Pomona Public Financing Authority (Facilities Improvements; Insured: AGM), Series BC, 4.00% due 6/1/2024 - 6/1/2026	725,000	822,827
	Rancho Santa Fe Community Services District Financing Authority, Series A, 5.00% due 9/1/2025	1,745,000	2,109,984
	Redevelopment Agency of the City and County of San Francisco (Yerba Buena Center Redevelopment Project Area; Insured: AGM), 5.00% due 6/1/2020	1,730,000	1,790,031
	Redevelopment Agency of the City of Rialto (Merged Project Area; Insured: BAM), Series A, 5.00% due 9/1/2023 - 9/1/2024	1,050,000	1,226,224
[b]	Regents of the University of California Medical Center Pooled Revenue Series K-REMK 09/04/18 1.48% due 5/15/2047 (put 7/1/2019)	9,125,000	9,125,000
	Ridgecrest Redevelopment Agency (Redevelopment Project) ETM, 5.50% due 6/30/2020	1,040,000	1,084,398
	Riverside County Infrastructure Financing Authority (Capital Improvement Projects),
	Series A,
	4.00% due 11/1/2019	1,700,000	1,716,473
	5.00% due 11/1/2020 - 11/1/2021	1,105,000	1,181,349
	Riverside County Public Financing Authority (Capital Facilities Project),
	4.00% due 11/1/2020	465,000	483,075
	5.00% due 11/1/2019 - 11/1/2025	4,000,000	4,322,760
	Riverside County Public Financing Authority, 4.00% due 5/1/2021	295,000	309,302
	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2019 - 9/1/2025	2,195,000	2,408,672
	Sacramento City (Educational Facilities Improvements) USD GO,
	4.00% due 7/1/2019	5,455,000	5,455,000
	5.00% due 7/1/2021	3,600,000	3,824,280
	Sacramento City (Educational Facilities Improvements; Insured: AGM) USD GO, 5.00% due 7/1/2019 - 7/1/2022	2,235,000	2,346,825
	Sacramento City Schools Joint Power Financing Authority (Sacramento City USD Educational Facility Sublease; Insured: BAM), Series A, 5.00% due 3/1/2021 - 3/1/2025	5,360,000	6,046,911
	Sacramento Cogeneration Authority (Procter & Gamble Project), 5.00% due 7/1/2019	625,000	625,000
	Salinas Valley Solid Waste Authority AMT (Insured: AGM), Series A, 5.00% due 8/1/2023	1,530,000	1,740,543
	San Diego (Educational System Capital Projects) GO, Series R-3, 5.00% due 7/1/2023 - 7/1/2024	8,000,000	9,255,260
	San Diego (Educational System Capital Projects; Insured: Natl-Re) USD GO, Series D-1, 5.50% due 7/1/2020	1,390,000	1,449,923
	San Diego Redevelopment Agency (Centre City Redevelopment; Insured: AGM), Zero Coupon due 9/1/2019	1,910,000	1,905,760
[b]	San Francisco City & County Redevelopment Agency Successor Agency (LOC Bank of America N.A.) 1.50% due 8/1/2032 (put 7/5/2019)	2,850,000	2,850,000
[g]	San Francisco City and County Airports Commission (San Francisco International Airport), Series A, 5.00% due 5/1/2026	5,000,000	6,195,200
	San Jose, Series A1, 3.50% due 10/1/2021	125,000	127,436
	San Mateo County Joint Powers Financing Authority (Maple Street Correctional Center), 5.00% due 6/15/2021 - 6/15/2023	1,995,000	2,226,136
	San Mateo Union High School District (Educational Facilities; Insured: Natl-Re) GO, Series B, Zero Coupon due 9/1/2019	2,000,000	1,995,840
	Santa Ana (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2020	2,035,000	2,003,254
	Santa Clara County Financing Authority (Multiple Facilities Projects), Series P, 5.00% due 5/15/2025	6,755,000	8,197,665
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2026 - 9/1/2027	1,050,000	1,321,138
	Semitropic Water Storage Improvement District (Irrigation Water System; Insured: AGM), Series A, 5.00% due 12/1/2022 - 12/1/2027	3,360,000	4,035,177
[a]	Southern California Public Power Authority (Magnolia Power Project A), Series 1, 2.00% due 7/1/2036 (put 7/1/2020)	3,000,000	3,009,300
[b]	Southern California Public Power Authority (Magnolia Power Project; LOC U.S. Bank N.A.), 1.50% due 7/1/2036 (put 7/1/2019)	11,500,000	11,500,000
	Southwestern Community College District GO, Series B, 4.00% due 8/1/2024 - 8/1/2026	1,125,000	1,305,391
[b]	State of California (Kindergarten-B1-RMKT-; LOC Citibank N.A.) GO, 1.41% due 5/1/2034 (put 7/1/2019)	8,605,000	8,605,000
[b]	State of California (Kindergarten-B6-RMKT; LOC U.S. Bank N.A.) GO, 1.40% due 5/1/2034 (put 7/1/2019)	3,900,000	3,900,000
	State of California (Various Capital Projects) GO, 5.00% due 9/1/2020	2,000,000	2,088,980
	Stockton Public Financing Authority (Stockton Water Revenue; Green Bond; Insured BAM), Series A, 5.00% due 10/1/2019 - 10/1/2027	4,465,000	5,122,646
	Successor Agency to the City of Colton Redevelopment Agency (Multiple Redevelopment Project Areas; Insured: BAM), 5.00% due 8/1/2021 - 8/1/2025	2,815,000	3,211,915
	Successor Agency to the City of Riverside Redevelopment Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2023 - 9/1/2024	2,985,000	3,495,448
	Successor Agency to the City of San Diego Redevelopment Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2025 - 9/1/2026	1,770,000	2,160,142
	Successor Agency to the Commerce Community Development Commission (Multiple Redevelopment Project Areas; Insured: AGM), Series A, 5.00% due 8/1/2027	1,760,000	2,150,122
	Successor Agency to the Community Development Agency of the City of Menlo Park (Las Pulgas Community Development Project), 5.00% due 10/1/2019 - 10/1/2020	725,000	744,228
	Successor Agency to the Community Development Agency of the City of Menlo Park (Las Pulgas Community Development Project; Insured: AGM), 5.00% due 10/1/2022 - 10/1/2025	1,400,000	1,620,471
	Successor Agency to the Community Redevelopment Agency of the City of Palmdale (Merged Redevelopment Project Areas), Series A, 5.00% due 9/1/2024 - 9/1/2026	1,600,000	1,928,526
	Successor Agency to the Poway Redevelopment Agency (Paguay Redevelopment Project), Series A, 5.00% due 6/15/2025	4,665,000	5,670,727
	Successor Agency to the Rancho Cucamonga Redevelopment Project (Rancho Redevelopment Project Area; Insured: AGM), 5.00% due 9/1/2023 - 9/1/2024	3,000,000	3,522,990
	Successor Agency to the Redevelopment Agency of the City and County of San Francisco (San Francisco Redevelopment Projects), Series C, 5.00% due 8/1/2019 - 8/1/2021	4,735,000	4,892,857
	Successor Agency to the Redevelopment Agency of the City of San Mateo (Multiple Redevelopment Project Areas), Series A, 5.00% due 8/1/2025	425,000	517,812
	Successor Agency to the Redevelopment Agency of the City of Stockton (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM), Series A, 5.00% due 9/1/2026 - 9/1/2027	2,000,000	2,462,610
	Successor Agency to the Richmond County Redevelopment Agency (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM), Series A, 5.00% due 9/1/2022 - 9/1/2024	1,250,000	1,433,059

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2019 (Unaudited)

Issuer-Description	PRINCIPAL AMOUNT	VALUE
Successor Agency to the Rosemead Community Development Commission (Rosemead Merged Project Area; Insured: BAM), 5.00% due 10/1/2020 - 10/1/2026	$ 4,835,000	$ 5,531,854
Temecula Valley Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2019 - 9/1/2025	2,465,000	2,712,449
Temecula Valley Financing Authority (Insured BAM) USD, 5.00% due 9/1/2027	2,220,000	2,644,619
Trustees of the California State University (Educational Facilities Improvements), Series A, 5.00% due 11/1/2026	1,000,000	1,245,210
Tulare Public Financing Authority (Insured BAM),
4.00% due 4/1/2020 - 4/1/2022	725,000	761,932
5.00% due 4/1/2023 - 4/1/2028	1,410,000	1,688,429
Ukiah (Insured: Natl-Re) USD GO, Zero Coupon due 8/1/2019	2,000,000	1,997,660
Upper Lake Union High School District (Insured: Natl-Re) GO, Series A, Zero Coupon due 8/1/2020	680,000	654,561
Ventura County Public Financing Authority (Office Building Purchase and Improvements), Series B, 5.00% due 11/1/2023 - 11/1/2024	1,560,000	1,809,848
Vista Redevelopment Agency (Vista Redevelopment Project; Insured: AGM), Series B1, 5.00% due 9/1/2019 - 9/1/2023	1,575,000	1,706,948
West Sacramento Financing Authority (Ser. A; Insured XLCA), Series A, 5.00% due 9/1/2020	1,040,000	1,078,979
Total Investments — 97.9% (Cost $466,844,275)		$484,012,245
Other Assets Less Liabilities — 2.1%		10,292,902
Net Assets — 100.0%		$494,305,147

Footnote Legend
a	Variable Rate Demand Obligations are instruments whose interest rates change on a mandatory date (demand date) or whose interest rates will vary with changes in a designated base rate. The rate disclosed is the rate at June 30, 2019.
b	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
c	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2019.
d	Illiquid security.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the aggregate value of these securities in the Fund’s portfolio was $3,010,290, representing 0.61% of the Fund’s net assets.
f	When-issued security.
g	Segregated as collateral for a when-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA	Insured by American Capital Access
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
FHA	Insured by Federal Housing Administration
GO	General Obligation
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Natl-Re	Insured by National Public Finance Guarantee Corp.
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2019 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2019. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at June 30, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 484,012,245	$ —	$ 484,012,245	$ —
Total Investments in Securities	$484,012,245	$—	$484,012,245	$—
Total Assets	$484,012,245	$—	$484,012,245	$—